Financial instruments and risk management (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Balance	€ 1,066
Balance	774	€ 1,066
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Balance	1,066	912
Impairment loss recognized	4,102	4,073
Amounts written off	(4,394)	(3,919)
Balance	€ 774	€ 1,066